Financial and capital management - Capital management (Details)			12 Months Ended
	Feb. 07, 2018 $ / shares	Feb. 01, 2017 $ / shares	Dec. 31, 2017	Feb. 06, 2018 $ / shares	Jan. 31, 2017 $ / shares	Dec. 31, 2016
Disclosure of objectives, policies and processes for managing capital [line items]
Exceeded limit in internal net debt leverage ratio			0.45
Summary Of Key Ratios [Abstract]
Net debt leverage ratio			2.70			2.57
Adjusted EBITDA to net interest expense ratio			9.12			9.31
Approved Increase In Annual Dividend	0.052	0.051
Dividends paid, ordinary shares per share	$ 3.02	$ 2.87		$ 2.87	$ 2.73
Percentage of preferred shares included in debt leverage calculation			50.00%
Bottom of range
Disclosure of objectives, policies and processes for managing capital [line items]
Target debt leverage ratio			1.75
Target adjusted EBITDA to net interest expense ratio			7.5
Top of range
Disclosure of objectives, policies and processes for managing capital [line items]
Target debt leverage ratio			2.25
Dividends declared
Summary Of Key Ratios [Abstract]
Dividends declared per common share (in CAD per share)	$ 0.7550